Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	$ 476,720	$ 415,309
Net regulatory assets	102,480	82,106
Accrued pension and other postretirement benefit costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	373,615	330,844
Unrealized net loss on non-trading derivatives (Swaps) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	2,395	11,743
Deferred purchased gas costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	6,031	2,323
Regulatory liabilities, total	(98,957)	(72,426)
Accrued purchased gas costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	30,300	18,400
Unamortized premium on reacquired debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	19,452	19,011
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	44,927	32,988
Accumulated removal costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(256,000)	(233,000)
Unrealized net gain on non-trading derivatives (Swaps) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(6)
Deferred gain on southern Nevada division operations facility [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(392)	(806)
Unamortized gain on reacquired debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(11,934)	(12,470)
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	$ (6,951)	$ (14,501)